MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

June 28, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated U.S. Treasury Cash Reserves

Institutional Shares

Service Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated June 30, 2017, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 201 on June 27, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-8419.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary